Quarterly Report
September 30, 2023
MFS®  International Intrinsic
Value Portfolio
MFS® Variable Insurance Trust II
FCG-Q3

Portfolio of Investments
9/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.0%
Airlines – 1.0%
Ryanair Holdings PLC, ADR (a)	133,627	$12,989,881
Alcoholic Beverages – 3.5%
Diageo PLC	558,066	$20,580,821
Pernod Ricard S.A.	136,094	22,654,325
		$43,235,146
Apparel Manufacturers – 1.8%
Adidas AG	57,694	$10,163,318
Compagnie Financiere Richemont S.A.	51,240	6,243,207
LVMH Moet Hennessy Louis Vuitton SE	7,725	5,827,946
		$22,234,471
Automotive – 0.7%
Knorr-Bremse AG	131,097	$8,341,087
Brokerage & Asset Managers – 3.0%
Deutsche Boerse AG	153,100	$26,462,614
Euronext N.V.	158,233	11,011,672
		$37,474,286
Business Services – 4.2%
Experian PLC	479,021	$15,649,210
Intertek Group PLC	237,825	11,891,973
Nomura Research Institute Ltd.	424,800	11,066,290
SGS S.A.	160,768	13,496,201
		$52,103,674
Chemicals – 1.0%
Givaudan S.A.	3,715	$12,151,319
Computer Software – 6.2%
ANSYS, Inc. (a)	27,880	$8,295,694
Cadence Design Systems, Inc. (a)	154,303	36,153,193
Dassault Systemes SE	227,310	8,451,097
NICE Systems Ltd., ADR (a)	21,016	3,572,720
SAP SE	161,323	20,948,027
		$77,420,731
Computer Software - Systems – 4.5%
Amadeus IT Group S.A.	244,474	$14,732,907
Cap Gemini S.A.	75,038	13,029,501
Samsung Electronics Co. Ltd.	569,201	28,852,341
		$56,614,749
Construction – 2.1%
CRH PLC	308,296	$17,004,112
Geberit AG	17,921	8,946,721
		$25,950,833
Consumer Products – 6.4%
Beiersdorf AG	103,903	$13,418,355
Haleon PLC	4,498,205	18,665,598
KOSE Corp.	35,400	2,571,380
L’Oréal S.A.	32,080	13,285,590
Lion Corp.	388,000	3,832,227

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – continued
ROHTO Pharmaceutical Co. Ltd.	787,300	$21,363,099
Svenska Cellulosa Aktiebolaget	496,319	6,787,632
		$79,923,881
Electrical Equipment – 7.9%
Legrand S.A.	357,272	$32,789,255
Mitsubishi Electric Corp.	1,147,000	14,191,669
Schneider Electric SE	267,536	44,106,727
Yokogawa Electric Corp.	388,900	7,516,981
		$98,604,632
Electronics – 6.0%
Analog Devices, Inc.	115,218	$20,173,520
ASML Holding N.V.	12,537	7,362,217
DISCO Corp.	59,400	10,962,607
Hirose Electric Co. Ltd.	136,400	15,808,672
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	233,330	20,276,377
		$74,583,393
Energy - Independent – 2.0%
Woodside Energy Group Ltd.	1,062,388	$24,924,944
Energy - Integrated – 4.3%
Galp Energia SGPS S.A., “B”	493,820	$7,315,039
Petroleo Brasileiro S.A., ADR	657,750	9,017,752
TotalEnergies SE	571,695	37,621,737
		$53,954,528
Engineering - Construction – 0.4%
Taisei Corp.	140,000	$4,928,667
Food & Beverages – 3.9%
Chocoladefabriken Lindt & Sprungli AG	456	$5,072,059
Ezaki Glico Co. Ltd.	199,300	5,474,615
Nestle S.A.	220,763	24,928,865
Toyo Suisan Kaisha Ltd.	335,400	13,163,283
		$48,638,822
Food & Drug Stores – 0.3%
Ocado Group PLC (a)	510,417	$3,713,534
Insurance – 1.2%
Hiscox Ltd.	470,313	$5,753,814
Willis Towers Watson PLC	45,857	9,582,279
		$15,336,093
Machinery & Tools – 5.9%
Epiroc AB	536,938	$10,162,978
GEA Group AG	261,919	9,680,910
IMI PLC	969,283	18,435,054
Schindler Holding AG	55,993	11,160,791
SMC Corp.	34,200	15,328,667
Spirax-Sarco Engineering PLC	73,999	8,557,004
		$73,325,404
Major Banks – 6.7%
Bank of Ireland Group PLC	1,814,474	$17,821,497
NatWest Group PLC	6,979,431	19,970,597
Resona Holdings, Inc.	4,090,200	22,670,722

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – continued
UBS Group AG	926,898	$22,910,843
		$83,373,659
Medical Equipment – 4.6%
Agilent Technologies, Inc.	129,249	$14,452,623
Bruker BioSciences Corp.	171,387	10,677,410
EssilorLuxottica	84,757	14,733,102
Shimadzu Corp.	658,100	17,491,791
		$57,354,926
Metals & Mining – 1.3%
Glencore PLC	2,833,354	$16,203,405
Other Banks & Diversified Financials – 6.6%
AIB Group PLC	5,167,305	$23,272,949
CaixaBank S.A.	4,689,202	18,769,698
Chiba Bank Ltd.	1,325,300	9,644,431
Hachijuni Bank Ltd. (l)	598,400	3,303,133
Julius Baer Group Ltd.	137,578	8,816,805
Jyske Bank A.S. (a)	83,601	6,109,059
Mebuki Financial Group, Inc.	1,714,100	4,745,203
North Pacific Bank Ltd.	917,300	2,215,908
Sydbank A.S.	107,691	5,127,919
		$82,005,105
Pharmaceuticals – 2.3%
Bayer AG	201,860	$9,699,780
Roche Holding AG	71,811	19,587,540
		$29,287,320
Precious Metals & Minerals – 4.7%
Agnico Eagle Mines Ltd.	211,759	$9,622,503
Franco-Nevada Corp.	289,107	38,596,556
Wheaton Precious Metals Corp.	257,768	10,460,646
		$58,679,705
Printing & Publishing – 1.2%
Wolters Kluwer N.V.	130,140	$15,760,699
Real Estate – 1.3%
LEG Immobilien SE (a)	82,236	$5,680,922
TAG Immobilien AG (a)	314,700	3,304,542
Vonovia SE, REIT	324,655	7,829,339
		$16,814,803
Specialty Chemicals – 2.8%
Croda International PLC	82,706	$4,959,706
Kansai Paint Co. Ltd.	81,700	1,168,588
Nitto Denko Corp.	57,100	3,747,570
Novozymes A/S	173,302	6,986,378
Sika AG	34,497	8,743,515
Symrise AG	100,918	9,636,743
		$35,242,500
Specialty Stores – 0.2%
Zalando SE (a)	95,364	$2,130,403
Total Common Stocks		$1,223,302,600

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 1.7%
Money Market Funds – 1.7%
MFS Institutional Money Market Portfolio, 5.4% (v)	21,003,528	$21,007,729

Other Assets, Less Liabilities – 0.3%		3,314,116
Net Assets – 100.0%		$1,247,624,445
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $21,007,729 and $1,223,302,600, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$—	$203,510,952	$—	$203,510,952
Japan	191,195,503	—	—	191,195,503
United Kingdom	4,959,706	156,425,122	—	161,384,828
Switzerland	12,151,319	129,906,547	—	142,057,866
Germany	100,833,426	26,462,614	—	127,296,040
United States	99,334,719	—	—	99,334,719
Canada	58,679,705	—	—	58,679,705
Ireland	54,084,327	—	—	54,084,327
Spain	18,769,698	14,732,907	—	33,502,605
Other Countries	86,644,134	65,611,921	—	152,256,055
Mutual Funds	21,007,729	—	—	21,007,729
Total	$647,660,266	$596,650,063	$—	$1,244,310,329
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At September 30, 2023, the value of securities loaned was $420,811. These loans were collateralized by U.S. Treasury Obligations (held by the lending agent) of $443,118.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$10,496,042	$155,292,684	$144,779,874	$961	$(2,084)	$21,007,729
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$564,728	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2023, are as follows:
France	16.3%
Japan	15.3%
United Kingdom	12.9%
Switzerland	11.4%
Germany	10.2%
United States	10.0%
Canada	4.7%
Ireland	4.3%
Spain	2.7%
Other Countries	12.2%